SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	2 Months Ended
Mar. 12, 2019 Aircraft
Subsequent Event [Abstract]
Number of aircraft sold	9
Horizon [Member]
Subsequent Event [Abstract]
Number of aircraft sold	8
Third Party [Member]
Subsequent Event [Abstract]
Number of aircraft sold	1